Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Schedule of other assets
Other assets consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Inventory	$38,972	$52,673
Debt issuance costs	43,241	33,700
Lease incentives	213,684	177,128
Other receivables	351,925	188,759
Investments (Note 11)	122,946	118,783
Notes receivables	22,497	23,359
Derivative assets (Note 12)	48,896	37,187
Other tangible fixed assets	31,114	36,427
Straight-line rents, prepaid expenses and other	106,655	111,190
	$979,930	$779,206